Document and Entity Information	Dec. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2022
Entity File Number	001-33626
Entity Registrant Name	GENPACT LIMITED
Entity Central Index Key	0001398659
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0533350
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 12
City Area Code	441
Local Phone Number	298-3300
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	G
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false